Commitments and Contingencies (Details) - USD ($)						1 Months Ended	9 Months Ended
	Mar. 08, 2021	Mar. 08, 2021	Mar. 06, 2021	Mar. 02, 2021	Dec. 31, 2020	Jul. 02, 2021	Sep. 30, 2021
Commitments and Contingencies (Details) [Line Items]
Underwriting discount percentage			2.00%		2.00%
Underwriting discount			$ 4,500,000		$ 4,500,000
Underwriters over-allotment exercised (in Shares)					5,175,000
Underwriting agreement description							Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the IPO held in the Trust Account, or $7,875,000, upon the completion of the Company’s initial Business Combination.
Forward purchase agreement, description					In connection with the consummation of this offering, we entered into a forward purchase agreement with affiliates of Apollo, which we refer to herein as the forward purchaser, that will provide for the purchase of units at $10.00 per unit in a private placement to occur concurrently with the closing of our initial business combination. The forward purchase agreement provides that the forward purchaser will purchase units in a minimum amount equal to 25% of the units sold in this offering, up to 7,500,000 units, for an aggregate purchase price of up to $75,000,000.		In connection with the consummation of the IPO, the Company entered into a forward purchase agreement (the “Original FPA”) with affiliates of Apollo (the “forward purchasers”) that provided for the purchase of units at $10.00 per unit in a private placement to occur concurrently with the closing of the initial Business Combination. The Original FPA provided that the forward purchasers would purchase units in a minimum amount equal to 25% of the units sold in the IPO, up to 7,500,000 units, for an aggregate purchase price of up to $75,000,000.
Over-allotment option to purchase units (in Shares)	2,983,700	2,983,700
Underwriting fees	$ 1,641,037						$ 1,641,037
Closing payment	596,742
Deferred underwriting fees	$ 1,044,295
Subsequent Event [Member]
Commitments and Contingencies (Details) [Line Items]
Issued and sold shares (in Shares)						10,000,000
Aggregate gross purchase price						$ 100,000,000
Over-Allotment Option [Member]
Commitments and Contingencies (Details) [Line Items]
Maximum purchase of additional units (in Shares)				3,375,000	3,375,000
Proposed Public Offering [Member]
Commitments and Contingencies (Details) [Line Items]
Underwriting agreement description					Additionally, the underwriters will be entitled to a deferred underwriting discount of 3.5% of the gross proceeds of the Proposed Public Offering upon the completion of the Company’s initial Business Combination.